[LOGO] THE RESERVE FUNDS
FOUNDERS OF "AMERICA'S FIRST MONEY FUND" EST. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/ANNUAL 06/01

[LOGO] THE RESERVE FUNDS
Founders of "America's First Money Fund" Est. 1970

                                   ANNUAL REPORT

        THE RESERVE FUND

          PRIMARY FUND
          U.S. GOVERNMENT FUND
          U.S. TREASURY FUND

                                    MAY 31, 2001

[PHOTO]

Dear Investor,

It's Monday morning! Mr. Greenspan overreacted to our irrational exuberance in 1999 and 2000 by increasing rates too far too fast and the market "corrected" (i.e. hit a wall). As the market slid to the floor the Chairman again raced in with his defibrillator and attempted resuscitation however, the voltage zaps were administered in bite-sized doses leaving the patient's baseline unchanged.
Question: If the Fed was effective in stopping the markets upward spiral why has it been ineffective in reversing the downward move? Is it possible that in the age of instant universal knowledge of rates, prices, and consumer/business psychology that the Fed is no longer the lead dog? This has been my theory for years. When I was actually on the desk managing the portfolio, I read tea leaves, devoured currency exchange rates and played clairvoyant with the Fed's open market efforts with a high degree of success. That divining process has not worked for fifteen to twenty years, since everyone began playing with the same data at the same time. The real world rules and the real market's response in spending or deferring is what everyone cares about, not what a group of people (the Fed) wish. More succinctly, a change in interest rates, even a cumulative 2.75%, is not going to make us (corporate/individual) do what our gut says does not make sense in the risk/reward equation.

The clobbering of the stock market was appropriate. It was not precipitated by the Fed, it's simply that the greater fool theory reached the last phase and everyone started to do their homework regarding "dot coms" and overall valuations relating to the economy. The Internet will definitely be a part of our economy, but not the entire economy, just like the telephone and television. Technology in a broader sense will continue to push through existing frontiers because economics drive it. We have no choice. Things like food, soap and beer will continue to be in demand as well as housing, which has remained particularly buoyant throughout our recent ordeal.

In times like these, cash takes on an even larger importance psychologically and in pure dollars held, consequently Reserve's policy of never holding risky investments such as commercial paper is the refuge in your asset mix. In January, both Pacific Gas & Electric and Southern California defaulted on their corporate IOU's as a result of the energy crisis and ill-conceived regulations, but once again Reserve wasn't there. The past thirty years have consistently reinforced our philosophy that it makes absolutely no sense to compromise your capital and your peace of mind.

Bruce Bent
Chairman

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                     VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--83%                   (NOTE 1)
 ---------    --------------------------------------------                   --------
              DOMESTIC--15.1%
$200,000,000  Citibank, 3.91%, 9/4/01.................................  $       200,005,224
 192,000,000  Comerica Bank, 4.04%, 6/19/01...........................          191,998,149
 225,000,000  First Union National Bank, 4.38%, 12/5/01...............          225,000,000
 150,000,000  Firstar Bank, 4.30%, 7/24/01............................          150,000,000
  50,000,000  Northern Trust Company, 5.18%, 8/20/01..................           50,081,304
 115,000,000  Southtrust Bank, 4.90%, 6/18/01.........................          115,000,000
 115,000,000  Southtrust Bank, 4.71%, 7/19/01.........................          115,000,000
                                                                        -------------------
                                                                              1,047,084,677
                                                                        -------------------
              YANKEES--67.9%
 261,000,000  BNP Paribas, 5.09%, 8/6/01..............................          261,001,401
 170,000,000  Barclays Bank PLC, 4.02%, 3/19/02.......................          169,960,079
 261,000,000  Bayerische Hypo-und Vereinsbank AG, 5.15%, 8/08/01......          261,001,557
  50,000,000  Bayerische Landesbank Girozentrale, 6.36%, 6/12/01......           50,021,429
 100,000,000  Bayerische Landesbank Girozentrale, 3.93%, 8/29/01......          100,004,896
 115,000,000  Canadian Imperial Bank of Commerce, 4.99%, 6/11/01......          115,000,000
 261,000,000  Commerzbank AG, 5.14%, 8/13/01..........................          261,001,656
 115,000,000  Credit Agricole Indosuez, 4.69%, 7/13/01................          115,000,000
  65,000,000  Credit Agricole Indosuez, 4.75%, 7/23/01................           65,000,000
 115,000,000  Credit Suisse First Boston, 5.01%, 6/7/01...............          115,000,000
 115,000,000  Credit Suisse First Boston, 4.79%, 6/21/01..............          115,000,000
  65,000,000  Danske Bank, 4.70%, 7/17/01.............................           65,000,000
 150,000,000  Danske Bank, 5.15%, 8/6/01..............................          150,000,000
 115,000,000  Deutsche Bank, 4.79%, 6/29/01...........................          115,000,000
 115,000,000  Deutsche Bank, 4.71%, 7/23/01...........................          115,000,000
 100,000,000  Dexia Bank, 4.00%, 8/13/01..............................          100,000,000
 230,000,000  Dresdner Bank, 4.75%, 7/19/01...........................          230,000,000
 100,000,000  KBC Bank, 4.80%, 6/29/01................................          100,000,000
  93,000,000  KBC Bank, 5.41%, 7/16/01................................           93,001,296
 115,000,000  Landesbank Hessen-Thureingen Girozentrale, 4.05%,
              5/13/02.................................................          115,000,000
 100,000,000  Lloyds TSB Bank PLC, 4.68%, 7/17/01.....................          100,000,000
 100,000,000  Lloyds TSB Bank PLC, 3.97%, 8/23/01.....................          100,015,400
 100,000,000  National Westminster Bank PLC, 4.98%, 6/14/01...........          100,000,000
 131,000,000  National Westminster Bank PLC, 5.10%, 2/7/02............          131,005,152
 261,000,000  Norddeutsche Landesbank, 5.36%, 6/11/01.................          261,000,246
 115,000,000  Rabobank Nederland, 4.79%, 6/29/01......................          115,000,442
 100,000,000  Royal Bank of Canada, 4.21%, 5/15/02....................          100,000,000
 165,000,000  Societe Generale, 3.99%, 8/14/01........................          164,984,893
 200,000,000  Svenska Handelsbanken, 6.92%, 8/17/01...................          199,992,005
 261,000,000  Toronto Dominion Bank, 5.35%, 6/11/01...................          261,000,243
 261,000,000  UBS, 5.51%, 7/18/01.....................................          261,004,799
 215,000,000  Westdeutsche Landesbank Girozentrale, 4.78%, 6/28/01....          215,000,000
                                                                        -------------------
                                                                              4,719,995,494
                                                                        -------------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $5,767,080,171).........................................        5,767,080,171
                                                                        -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                     VALUE
   AMOUNT                                                                    (NOTE 1)
 ---------                                                                   --------
              REPURCHASE AGREEMENTS--18.8%
$510,000,000  Bear Stearns & Co. Inc., 4.16%, due 6/1/01, repurchase proceeds at maturity $510,058,933 (collateralized by
              FGSI, 0%, due 9/1/26 to 9/1/29, valued at $19,676,580;
              FGSP 0% due 6/1/26 to 5/1/31, valued at $174,128,365,
              FNMS 6.00%, to 7.50%, due 4/1/13 to 5/1/31, valued at
              $18,437,255, FNST, 0%, due 6/1/23 to 6/1/30, valued at
              $324,450,102)...........................................  $       510,000,000
 650,000,000  JP Morgan Chase & Co., 4.18%, due 6/1/01, repurchase proceeds at maturity $650,075,472 (collateralized by
              FGSI, 0%, due 10/1/27 to 9/1/30, valued at $90,334,443,
              FGSP 0% due 2/1/28 to 5/1/31 valued at $241,757,521,
              FNST, 0%, due 2/1/24 to 11/1/30 valued at
              $337,411,353)...........................................          650,000,000
 150,000,000  State Street Bank, 4.13%, due 6/1/01, repurchase proceeds at maturity $150,017,208 (collateralized by
              FNMA, 0%, due 9/7/01 to 12/14/01 valued at
              $153,006,479)...........................................          150,000,000
                                                                        -------------------
              Total Repurchase Agreements (Cost $1,310,000,000).......        1,310,000,000
                                                                        -------------------

               TOTAL INVESTMENTS (COST $7,077,080,171).............     101.8%  7,077,080,171
               LIABILITIES, LESS OTHER ASSETS......................      (1.8)   (126,706,226)
                                                                     --------  --------------
               NET ASSETS..........................................     100.0% $6,950,373,945
                                                                     ========  ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               6,241,849,236 SHARES CLASS R..................................           $1.00
                                                                               ==============
               34,656,413 SHARES CLASS 75....................................           $1.00
                                                                               ==============
               224,456,872 SHARES CLASS TREASURER'S TRUST....................           $1.00
                                                                               ==============
               7,427,700 SHARES CLASS 45.....................................           $1.00
                                                                               ==============
               441,983,724 SHARES CLASS 25...................................           $1.00
                                                                               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                    VALUE
   AMOUNT     REPURCHASE AGREEMENTS--100.1%                                 (NOTE 1)
 ---------    -----------------------------                                 --------
              Bear Stearns & Co. Inc., 4.14%, due 6/1/01, repurchase
              proceeds at maturity $432,049,680 (collateralized by
              GNMA, 5.00% to, 9.50%, due 10/15/01 to 8/15/40, valued
              at $447,908,306)........................................  $     432,000,000
$432,000,000
              Goldman Sachs & Co., 4.07%, due 6/1/01, repurchase
              proceeds at maturity $200,022,611 (collateralized by
              GNMA, 5.50% to 10.50%, due from 9/15/05 to 6/20/30,
              valued at $206,000,000).................................        200,000,000
 200,000,000
              Lehman Brothers, 4.05%, due 06/1/01, repurchase proceeds
              at maturity $280,031,500 (collateralized by GNMA, 4.50%
              to 13.00%, due from 11/15/01 to 5/15/31, valued at
              $288,354,934)...........................................        280,000,000
 280,000,000
                                                                        -----------------

               TOTAL REPURCHASE AGREEMENTS (COST $912,000,000).....     100.1%  912,000,000
               LIABILITIES, LESS OTHER ASSETS......................       (.1)   (1,120,945)
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $910,879,055
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               887,101,356 SHARES CLASS R....................................         $1.00
                                                                               ============
               15,585,167 SHARES CLASS TREASURER'S TRUST.....................         $1.00
                                                                               ============
               4,439,200 SHARES CLASS 45.....................................         $1.00
                                                                               ============
               3,753,332 SHARES CLASS 25.....................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                               VALUE
  AMOUNT     U.S. TREASURY BILLS--99.5%                                (NOTE 1)
 ---------   --------------------------                                --------
$16,000,000  3.60%--4.56%, 6/7/01................................  $      15,989,559
 39,500,000  3.63%--3.85%, 6/14/01...............................         39,448,143
  8,000,000  3.50%--3.52%, 6/21/01...............................          7,984,400
 24,000,000  4.15%--4.21%, 6/28/01...............................         23,924,355
 32,500,000  3.70%, 7/5/01.......................................         32,386,431
 39,500,000  4.00%--5.03%, 7/12/01...............................         39,289,254
 17,000,000  3.67%, 7/19/01......................................         16,916,813
  1,000,000  3.80%, 7/26/01......................................            994,194
 20,000,000  3.62%--4.74%, 8/2/01................................         19,838,404
 16,500,000  3.63%--4.70%, 8/9/01................................         16,354,841
 25,000,000  3.60%--4.70%, 8/16/01...............................         24,782,260
 36,500,000  3.57%--3.74%, 8/23/01...............................         36,192,543
 11,000,000  3.54%, 8/30/01......................................         10,902,787
 40,000,000  4.16%--4.18%, 9/13/01...............................         39,519,051
 30,000,000  3.56%, 9/20/01......................................         29,670,700
 22,000,000  3.96%, 10/4/01......................................         21,697,500
 34,000,000  3.54%, 11/1/01......................................         33,487,747
 18,500,000  3.57%--3.63%, 11/8/01...............................         18,205,389
                                                                   -----------------

               TOTAL U.S. TREASURY BILLS (COST $427,584,371).......      99.5%  427,584,371
               OTHER ASSETS, LESS LIABILITIES......................       0.5     2,015,771
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $429,600,142
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               401,174,517 SHARES CLASS R....................................         $1.00
                                                                               ============
               28,425,625 SHARES CLASS TREASURER'S TRUST.....................         $1.00
                                                                               ============

                                          GLOSSARY
FGSI   --   Freddie MAC Gold STRIP Interest only
FGSP   --   Freddie MAC Gold STRIP Principal only
FNMA   --   Federal National Mortgage Association
FNMS   --   FNMA Mortgage-Backed Pass-Through Securities
FNST   --   FNMA STRIPS
GNMA   --   Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2001

                                                                                    U.S.         U.S.
                                                                     PRIMARY     GOVERNMENT    TREASURY
                                                                       FUND         FUND         FUND
                                                                   ------------  -----------  -----------
INTEREST INCOME (Note 1).........................................  $335,794,656  $44,422,807  $18,371,701
                                                                   ------------  -----------  -----------

EXPENSES (Note 2)
COMPREHENSIVE MANAGEMENT FEES:
  Class R........................................................    43,917,265  5,982,846      2,589,218
  Class 75.......................................................         1,550         --             --
  Class Treasurer's Trust........................................        10,997        766          1,410
  Class 45.......................................................           276        167             --
  Class 25.......................................................         9,061         77             --
DISTRIBUTION (12b-1) FEES:
  Class R........................................................    10,979,316  1,495,712        647,822
  Class 75.......................................................           563         --             --
Trustee fees.....................................................       248,176     44,143         21,352
                                                                   ------------  -----------  -----------
    Total expenses before waiver.................................    55,167,204  7,523,711      3,259,802
    Less: expenses waived (Note 2)...............................            --         --       (159,902)
                                                                   ------------  -----------  -----------
    Net Expenses.................................................    55,167,204  7,523,711      3,099,900
                                                                   ------------  -----------  -----------

NET INVESTMENT INCOME, Representing net increase in Net
  Assets from Investment Operations..............................  $280,627,452  $36,899,096  $15,271,801
                                                                   ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                             MAY 31, 2001      MAY 31, 2000     MAY 31, 2001     MAY 31, 2000     MAY 31, 2001     MAY 31, 2000
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    280,627,452  $    178,445,414  $   36,899,096   $   33,030,261   $   15,271,801   $    13,578,731
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R................      (280,376,036)     (178,445,414)    (36,892,134)     (33,030,261)     (15,263,710)      (13,578,731)
  Class 75...............           (11,187)               --              --               --               --                --
  Class Treasurer's
    Trust................           (75,544)               --          (4,432)              --           (8,091)               --
  Class 45...............            (2,616)               --          (1,343)              --               --                --
  Class 25...............          (162,069)               --          (1,187)              --               --                --
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
Total dividends to
  shareholders...........      (280,627,452)     (178,445,414)    (36,899,096)     (33,030,261)     (15,271,801)      (13,578,731)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    31,227,773,238    23,580,681,398   3,366,006,079    3,858,075,628    1,596,750,098     1,623,852,533
  Dividends reinvested...       280,627,452       178,445,414      36,899,096       33,030,261       15,166,801        13,578,731
  Cost of shares
    redeemed.............   (28,913,967,122)  (22,733,249,526) (3,159,724,161)  (3,939,601,776)  (1,579,519,293)   (1,526,930,793)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                              2,594,433,568     1,025,877,286     243,181,014      (48,495,887)      32,397,606       110,500,471
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase (decrease)
    in net assets........     2,594,433,568     1,025,877,286     243,181,014      (48,495,887)      32,397,606       110,500,471

NET ASSETS:
  Beginning of year......     4,355,940,377     3,330,063,091     667,698,041      716,193,928      397,202,536       286,702,065
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of year............  $  6,950,373,945  $  4,355,940,377  $  910,879,055   $  667,698,041   $  429,600,142   $   397,202,536
                           ================  ================  ===============  ===============  ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into four (4) series: (funds) Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund (collectively, the "Funds"). These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds. Effective April 9, 2001, the Primary Fund, U.S. Government Fund and the U.S. Treasury Fund offer eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45,
     Class Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

      CLASS 8                       CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------                      -----------  -----------  -----------  -----------  -----------------  -----------  ----------
      0.08%......................     0.15%        0.25%        0.35%        0.45%           0.60%           0.55%        0.80%

     During the year ended May 31, 2001, RMCI voluntarily reduced its fee for the U.S. Treasury Fund Class R by $112,786.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the Plan. The maximum level of distribution expenses is 0.20% per year of the Class' average net assets. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also had voluntarily agreed to reduce the payments made by Class R of the U.S. Treasury Fund during the fiscal year to an annual rate of .185%. During the year ended May 31, 2001, RMCI voluntarily waived Class R of the U.S. Treasury Fund a total of $47,116 pursuant to the undertaking.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2001, the composition of each Fund's net assets was as follows:

                                              PRIMARY      U.S. GOVERNMENT  U.S. TREASURY
                                                FUND            FUND            FUND
                                           --------------  ---------------  -------------
      Par Value..........................  $    6,950,374   $    910,879    $    429,600
      Additional Paid-in-Capital.........   6,943,423,571    909,968,176     429,170,542
                                           --------------   ------------    ------------
      Net Assets.........................  $6,950,373,945   $910,879,055    $429,600,142
                                           ==============   ============    ============

(5)  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

     For the period ended May 31, 2001 and the year ended May 31, 2000, the capital share transactions of each Fund were as follows:

                                                                              FOR PERIOD ENDED MAY 31, 2001
                                                         ------------------------------------------------------------------------
                                                                                        TREASURER'S
                                                             CLASS R       CLASS 75*       TRUST*      CLASS 45*      CLASS 25*
                                                         ---------------  ------------  ------------  ------------  -------------
      PRIMARY FUND
      ---------------------------------------------
      Sold.............................................   30,457,404,981   36,084,965   256,598,599     7,511,800    470,172,893
      Reinvested.......................................      280,376,036       11,187        75,544         2,616        162,069
      Redeemed.........................................  (28,851,872,158)  (1,439,739)  (32,217,271)      (86,716)   (28,351,238)
                                                         ---------------  -----------   -----------   -----------   ------------
      Net Increase.....................................    1,885,908,859   34,656,413   224,456,872     7,427,700    441,983,724
                                                         ===============  ===========   ===========   ===========   ============

                                                                          TREASURER'S
                                                             CLASS R        TRUST*      CLASS 45*     CLASS 25*
                                                          --------------  -----------  ------------  ------------

      U.S. GOVERNMENT FUND
      --------------------------------------------------
      Sold..............................................   3,341,782,334  15,611,526     4,739,419     3,872,801
      Reinvested........................................      36,892,134       4,432         1,343         1,186
      Redeemed..........................................  (3,159,271,153)    (30,791)     (301,562)     (120,655)
                                                          --------------  ----------   -----------   -----------
      Net Increase......................................     219,403,315  15,585,167     4,439,200     3,753,332
                                                          ==============  ==========   ===========   ===========

                                                               FOR PERIOD ENDED
                                                                 MAY 31, 2001
                                                          ---------------------------
                                                                          TREASURER'S
                                                             CLASS R        TRUST*
                                                          --------------  -----------

      U.S. TREASURY FUND
      --------------------------------------------------
      Sold..............................................   1,567,545,869  29,204,229
      Reinvested........................................      15,158,710       8,091
      Redeemed..........................................  (1,578,732,598)   (786,695)
                                                          --------------  ----------
      Net Increase......................................       3,971,981  28,425,625
                                                          ==============  ==========

--------------------------------------------------------------------------------

                                                                      YEAR ENDED MAY 31, 2000
                                                          ------------------------------------------------
                                                                           U.S. GOVERNMENT  U.S. TREASURY
                                                           PRIMARY FUND         FUND             FUND
                                                              CLASS R          CLASS R         CLASS R
                                                          ---------------  ---------------  --------------

      Sold..............................................   23,580,681,398   3,858,075,628    1,623,852,533
      Reinvested........................................      178,445,414      33,030,261       13,578,731
      Redeemed..........................................  (22,733,249,526) (3,939,601,776)  (1,526,930,793)
                                                          ---------------  --------------   --------------
      Net Increase (Decrease)...........................    1,025,877,286     (48,495,887)     110,500,471
                                                          ===============  ==============   ==============

---------------

  *  From May 29, 2001 (Commencement of Class) to May 31, 2001.

(6)__FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods indicated.

                                                                                   CLASS R
                                                                          FISCAL YEAR ENDED MAY 31,
                                                          ----------------------------------------------------------
                                                             2001        2000        1999        1998        1997
                                                          ----------  ----------  ----------  ----------  ----------
      PRIMARY FUND
      --------------------------------------------------
      Net asset value beginning of year.................  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                          ----------  ----------  ----------  ----------  ----------
      Net investment income from investment
        operations......................................       .0511       .0492       .0438       .0483       .0457
      Less dividends from net investment income.........      (.0511)     (.0492)     (.0438)     (.0483)     (.0457)
                                                          ----------  ----------  ----------  ----------  ----------
      Net asset value end of year.......................  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                          ==========  ==========  ==========  ==========  ==========
      Total Return......................................       5.29%       4.92%       4.38%       4.83%       4.57%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  6,241.8  $  4,355.9  $  3,330.1  $  2,707.6  $  2,104.1
      Ratio of expenses to average net assets...........       1.00%       1.00%       1.00%        .94%        .98%
      Ratio of net investment income to average net
        assets..........................................       5.11%       4.74%       4.26%       4.71%       4.47%

--------------------------------------------------------------------------------

                                                              CLASS 75      TREASURER'S TRUST      CLASS 45          CLASS 25
                                                               PERIOD            PERIOD             PERIOD            PERIOD
                                                           ENDED MAY 31,      ENDED MAY 31,     ENDED MAY 31,     ENDED MAY 31,
                                                              2001(A)            2001(A)           2001(A)           2001(A)
                                                          ----------------  -----------------  ----------------  ----------------

      PRIMARY FUND
      -----------------------------------------------
      Net asset value beginning of period...............      $ 1.0000          $ 1.0000           $ 1.0000          $ 1.0000
                                                              --------          --------           --------          --------
      Net investment income from investment
        operations......................................         .0003             .0003              .0004             .0004
      Less dividends from net investment income.........        (.0003)           (.0003)            (.0004)           (.0004)
                                                              --------          --------           --------          --------
      Net asset value end of period.....................      $ 1.0000          $ 1.0000           $ 1.0000          $ 1.0000
                                                              ========          ========           ========          ========
      Total Return......................................         0.03%             0.03%              0.04%             0.04%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------------
      Net assets end of period (millions)...............      $   34.7          $  224.5           $    7.4          $  442.0
      Ratio of expenses to average net assets (b) ......         0.75%             0.60%              0.45%             0.25%
      Ratio of net investment income to average net
        assets (b) .....................................         3.97%             4.12%              4.27%             4.47%

                                                                            CLASS R
                                                                   FISCAL YEAR ENDED MAY 31,
                                                          -------------------------------------------
                                                           2001     2000     1999     1998     1997
                                                          -------  -------  -------  -------  -------

      U.S. GOVERNMENT FUND
      --------------------------------------------------
      Net asset value beginning of year.................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income from investment
        operations......................................    .0493    .0471    .0426    .0471    .0449
      Less dividends from net investment income.........   (.0493)  (.0471)  (.0426)  (.0471)  (.0449)
                                                          -------  -------  -------  -------  -------
      Net asset value end of year.......................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................    5.12%    4.71%    4.26%    4.71%    4.49%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $ 887.1  $ 667.7  $ 716.2  $ 652.5  $ 611.8
      Ratio of expenses to average net assets...........    1.01%    1.00%    1.00%     .99%     .99%
      Ratio of net investment income to average net
        assets..........................................    4.93%    4.12%    4.16%    4.63%    4.40%

--------------------------------------------------------------------------------

                                                          TREASURER'S TRUST      CLASS 45          CLASS 25
                                                               PERIOD             PERIOD            PERIOD
                                                            ENDED MAY 31,     ENDED MAY 31,     ENDED MAY 31,
                                                               2001(A)           2001(A)           2001(A)
                                                          -----------------  ----------------  ----------------

      U.S. GOVERNMENT FUND
      --------------------------------------------------
      Net asset value beginning of period...............       $1.0000           $1.0000           $1.0000
                                                               -------           -------           -------
      Net investment income from investment
        operations......................................         .0003             .0003             .0003
      Less dividends from net investment income.........        (.0003)           (.0003)           (.0003)
                                                               -------           -------           -------
      Net asset value end of period.....................       $1.0000           $1.0000           $1.0000
                                                               =======           =======           =======
      Total Return......................................         0.03%             0.03%             0.03%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............       $  15.6           $   4.4           $   3.8
      Ratio of expenses to average net assets (b) ......         0.60%             0.45%             0.25%
      Ratio of net investment income to average net
        assets (b) .....................................         3.47%             3.62%             3.82%

                                                                                                              TREASURER'S
                                                                              CLASS R                            TRUST
                                                                     FISCAL YEAR ENDED MAY 31,                   PERIOD
                                                          ------------------------------------------------   ENDED MAY 31,
                                                            2001      2000      1999      1998      1997        2001(A)
                                                          --------  --------  --------  --------  --------  ----------------

      U.S TREASURY FUND
      -------------------------------------------------
      Net asset value beginning of period...............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000      $ 1.0000
                                                          --------  --------  --------  --------  --------      --------
      Net investment income from investment
        operations......................................     .0468     .0443     .0410     .0456     .0443        0.0003
      Less dividends from net investment income.........    (.0468)   (.0443)   (.0410)   (.0456)   (.0443)      (0.0003)
                                                          --------  --------  --------  --------  --------      --------
      Net asset value end of period.....................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000      $ 1.0000
                                                          ========  ========  ========  ========  ========      ========
      Total Return......................................     4.82%     4.43%     4.10%     4.56%     4.43%         0.03%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------------------------------
      Net assets end of period (millions)...............  $  401.2  $  397.2  $  286.7  $  239.8  $  169.2      $   28.4
      Ratio of expenses to average net assets (c) ......     1.04%     1.00%     1.00%      .97%      .97%         0.60%(b)
      Ratio of net investment income to average net
        asset (c) ......................................     4.63%     4.12%     3.76%     4.26%     4.13%         3.44%(b)

---------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expenses by RMCI, the net expense and net investment income ratios of the U.S. Treasury Fund Class R amounted to:

                                                  NET
                                      EXPENSE  INVESTMENT
                         FISCAL YEAR   RATIO     INCOME
                         -----------  -------  ----------

                            5/01       .99%      4.68%
                            5/00       .86       4.26
                            5/99       .77       3.99
                            5/98       .77       4.46
                            5/97       .77       4.33

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of The Reserve Fund and the Shareholders of
Primary Fund, U.S. Government Fund and U.S. Treasury Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund and U.S. Treasury Fund (the "Funds"; three of the four portfolios constituting The Reserve Fund) at May 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
June 27, 2001